Supplementary cash flow information	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Supplementary cash flow information	Supplementary cash flow information
The table below summarizes the non-cash investing and financing activities relating to the periods presented:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Non-cash investing activities
Proceeds from sale of West Epsilon rig (1)	—	12	—
Non-cash financing activities
Repayment of debt following sale of West Epsilon rig (1)	—	(12)	—
(1)During September 2020, the West Epsilon was sold for net proceeds of $12 million. The proceeds were paid directly to the banks as an early repayment against our external debt